Long Term Debt - Schedule of Deferred Financing Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred Finance Costs Net [Abstract]
Opening balance	$ 7,100	$ 10,611
Expenditure in the period	13,177
Amortization included within interest expense	(7,459)	(3,511)
Closing balance	$ 12,818	$ 7,100